Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.
Entity Central Index Key	0000819930
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000005506
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	Investor Class
Trading Symbol	PRSCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Investor Class	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 10,288,981,000
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	114.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,288,981
Number of Portfolio Holdings	103

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	114.1%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	15.3%
Infrastructure and Developer Tool Software	13.7
Processors	13.5
Digital Systems	9.9
Collaboration and Productivity Software	7.1
Semiconductor Capital Equipment	6.7
Consumer Electronics	4.2
Security Software	3.7
IT Services	3.5
Other	22.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	9.9%
Meta Platforms	9.9
Microsoft	8.7
Broadcom	7.6
Alphabet	4.7
Apple	4.2
Advanced Micro Devices	3.6
MicroStrategy	3.2
Oracle	2.6
Applied Materials	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005507
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	Advisor Class
Trading Symbol	PASTX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - Advisor Class	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 10,288,981,000
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	114.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,288,981
Number of Portfolio Holdings	103

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	114.1%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	15.3%
Infrastructure and Developer Tool Software	13.7
Processors	13.5
Digital Systems	9.9
Collaboration and Productivity Software	7.1
Semiconductor Capital Equipment	6.7
Consumer Electronics	4.2
Security Software	3.7
IT Services	3.5
Other	22.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	9.9%
Meta Platforms	9.9
Microsoft	8.7
Broadcom	7.6
Alphabet	4.7
Apple	4.2
Advanced Micro Devices	3.6
MicroStrategy	3.2
Oracle	2.6
Applied Materials	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169947
Shareholder Report [Line Items]
Fund Name	Science & Technology Fund
Class Name	I Class
Trading Symbol	TSNIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Science & Technology Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund - I Class	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 10,288,981,000
Holdings Count | Holding	103
InvestmentCompanyPortfolioTurnover	114.10%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$10,288,981
Number of Portfolio Holdings	103

Additional Fund Statistics Significance or Limits [Text Block]

Portfolio Turnover Rate	114.1%

Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	15.3%
Infrastructure and Developer Tool Software	13.7
Processors	13.5
Digital Systems	9.9
Collaboration and Productivity Software	7.1
Semiconductor Capital Equipment	6.7
Consumer Electronics	4.2
Security Software	3.7
IT Services	3.5
Other	22.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	9.9%
Meta Platforms	9.9
Microsoft	8.7
Broadcom	7.6
Alphabet	4.7
Apple	4.2
Advanced Micro Devices	3.6
MicroStrategy	3.2
Oracle	2.6
Applied Materials	2.4

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless